8. Notes and Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
NOTES AND LOANS PAYABLE

9. NOTES PAYABLE

For the nine months ended September 30, 2019, the Company received $410,000 cash proceeds, from notes payable and repaid $-0- in cash.

Notes payable at September 30, 2019 and December 31, 2018 are summarized as follows:

	September 30,	December 31,
	2019	2018

Notes Payable – Unrelated Party	$1,050,777	$676,477
Notes Payable – Related Party	296,916	265,242
Total	1,347,693	941,719
Less Discontinued operations Notes Payable – Unrelated Party	(453,147)	–
Current portion	$894,546	$(941,719)

Notes Payable

On March 12, 2009, the Company entered into a preferred debenture agreement with a shareholder for $20,000. The note bore interest at 12% per year and matured on September 12, 2009. In conjunction with the preferred debenture, the Company issued 2,000,000 warrants to purchase its Common Stock, exercisable at $0.10 per share and expired on March 12, 2014. As a result of the warrants issued, the Company recorded a $20,000 debt discount during 2009 which has been fully amortized. The Company assigned all of its receivables from consumer activations of the rewards program as collateral on this debenture. On March 24, 2011, the Company amended the note and the principal balance was reduced to $15,000. The Company was due to pay annual principal payments of $5,000 plus accrued interest beginning March 12, 2012. On July 20, 2011, the Company repaid $5,000 of the note. No warrants had been exercised before the expiration. As of September 30, 2019, the Company is in default on this debenture. The principal balance of the note was $10,949 and $10,989 at September 30, 2019 and December 31, 2018, respectively.

On September 7, 2011, the Company entered into a Promissory Note agreement (“Note 3”) with a related party for $50,000. Note 1 bears interest at 8% per year and matures on September 7, 2016. Interest is payable annually on the anniversary of Note 3, and the principal and any unpaid interest will be due upon maturity. In conjunction with Note 3, the Company issued 2,500,000 shares of its Common Stock to the lender. As a result of the shares issued in conjunction with Note 1, the Company recorded a $50,000 debt discount during 2011. The principal balance of Note 3, net of debt discount, was $50,000 and $50,000 at September 30, 2019 and December 31, 2018, respectively. Note 3 is currently in default.

On November 17, 2011, the Company entered into a Promissory Note agreement (“Note 3-1”) with a related party for $50,000. Note 2 bears interest at 8% per year and matures on November 17, 2016. Interest is payable annually on the anniversary of Note 3-1, and the principal and any unpaid interest will be due upon maturity. In conjunction with Note 3-1, the Company issued 2,500,000 shares of its Common Stock to the lender. As a result of the shares issued in conjunction with Note 3-1, the Company recorded a $50,000 debt discount during 2011. The principal balance of Note 3-1, net of debt discount, was $50,000 and $50,000 at September 30, 2019 and December 31, 2018, respectively. Note 3-1 is currently in default.

As of September 30, 2019, the Company had lease payables of $64,898 in connection with two capital leases on two Mercedes Sprinter Vans for the ice cream section and eight auto loans related to our pizza business. There are purchase options at the end of all lease terms that are based on the fair market value of the vans at the time. The company is in compliance with the lease terms.

Loans payable to unrelated party principal of $11,783 was due to the auto loans for the vehicles used in the Pizza restaurants and Repicci’s Group and for daily operations. The loans carry interest from 0% to 6% interest and the Company is in compliance.

The balance in notes payable principal to unrelated parties of $453,147, were assumed in connection the acquisition of Red Rock Travel and a new one year notes payable at 10% interest which are included in discontinued operations as of September 30, 2019.

The Company borrows funds from Officers of our subsidiaries from time to time. The terms of repayment stipulate the unsecured loans are due demand, at no interest. As of September 30, 2019 and December 31, 2018, the Company had $296,916 and $215,989 due respectively.

In September 2019 the Company entered into a promissory note agreement for $410,000 that is due in 12 months at a rate of 10%. The principal balance of the note was $410,000 at September 30, 2019.

9.	NOTES AND LOANS PAYABLE

Notes payable at December 31, 2018 and 2017 are summarized as follows:

	December 31,	December 31,
	2018	2017
Loans Payable Unrelated Party	$665,488	$215,979
Notes Payable – Unrelated Party	10,989	–
Notes Payable – Related Party	265,242	144,189
Total	941,719	360,168
Current portion	(941,719)	(360,168)
Long-term portion	$–	$–

As of December 31, 2018, the Company had lease payable of $40,521 in connection with two capital leases on two Mercedes Sprinter Vans for the ice cream subsidiary and two loans for auto loan for the vehicles used in the Pizza restaurants and Repicci’s Group and for daily operations. There are purchase options at the end of all lease terms that are based on the fair market value of the vans at the time.

The balance of $624,967 in notes payable and loans to unrelated party was due primarily by our new subsidiary Red Rock Travel Group, for funds received through various loans.

Notes Payable – Unrelated Party

During the year end December 31, 2017, the Company received $25,343 from third parties and repaid $68,684

On March 12, 2009, the Company entered into an unsecured preferred debenture agreement (Note 5) with a shareholder for $20,000. The note bore interest at 12% per year and matured on September 12, 2009. In conjunction with the preferred debenture, the Company issued 2,000,000 (pre-splt) warrants to purchase its Common Stock, exercisable at $0.10 (pre-splt) per share and expired on March 12, 2014. As a result, of the warrants issued, the Company recorded a $20,000 debt discount during 2009 which has been fully amortized. The Company assigned all of its receivables from consumer activations of the rewards program as collateral on this debenture. On March 24, 2011, the Company amended the note and the principal balance was reduced to $15,000. The Company was due to pay annual principal payments of $5,000 plus accrued interest beginning March 12, 2012. On July 20, 2011, the Company repaid $5,000 of the note. No warrants had been exercised before the expiration. As of December 31, 2018, the Company was in default on this debenture. The balance of the note was $10,989 and $10,989 at December 31, 2018 and December 31, 2017, respectively.

As of December 31, 2017, the Company had lease payable of $140,317 in connection with 2 capital leases on 2 Mercedes Sprinter Vans for the ice cream section. There are purchase options at the end of all lease terms that are based on the fair market value of the vans at the time. The leases are not in default at the current time.

The balance of $64,673 in notes payable to unrelated party was due to the auto loan for the vehicles used in the Pizza restaurants and Repicci’s Group and for daily operations. The loans carry interest from 0% to 6% interest and are not currently in default.

Notes Payable – Related Party

During the year end December 31, 2018, the Company received $174,955 from related parties. During the year end December 31, 2017, the Company received $46,176 from related parties

On September 7, 2011, the Company entered into an unsecured Promissory Note agreement (“Note 1”) with a related party for $50,000. Note 1 bears interest at 8% per year and matured on September 7, 2016. Interest is payable annually on the anniversary of Note 1, and the principal and any unpaid interest were due upon maturity. In conjunction with Note 1, the Company issued 2,500,000 shares (pre-split) of its Common Stock to the lender. As a result of the shares issued in conjunction with Note 1, the Company recorded a $50,000 debt discount during 2011. The balance of Note 1, net of debt discount, was $50,000 and $50,000 at December 31, 2018 and December 31, 2017 respectively. Note 1 is currently in default.

On November 17, 2011, the Company entered into an unsecured Promissory Note agreement (“Note 2”) with a related party for $50,000. Note 2 bears interest at 8% per year and matured on November 17, 2016. Interest is payable annually on the anniversary of Note 2, and the principal and any unpaid interest were due upon maturity. In conjunction with Note 2, the Company issued 2,500,000 shares (pre-split) of its Common Stock to the lender. As a result of the shares issued in conjunction with Note 2, the Company recorded a $50,000 debt discount during 2011. The balance of Note 2, net of debt discount, was $50,000 and $50,000 at December 31, 2018 and December 31, 2017 , respectively. Note 2 is currently in default.

On August 4, 2015, the Company entered into an unsecured Promissory Note agreement (“Note 4 ”) with a related party for $19,500. Note 3  bears interest at 6% per year and matures on December 31, 2016. Interest is payable annually on the anniversary of Note 4, and the principal and any unpaid interest were due upon maturity. The principal balance of Note 4 $-0- as of December 31, 2017.

As of December 31, 2018 the Company also had an unsecured note payable of $50,747 and to the prior owner of Red Rock . The note is due on demand and carries no interest.

As of December 31, 2018 the Company also had an unsecured note payable of $165,242 and to the prior owner of Platinum Tax Defenders. The note is due on demand and carries no interest.

As of December 31, 2017, the Company also had an unsecured note payable of $44,189, to the prior owner of Repicci’s Group. The note is due on demand and carries no interest.